Schedules of Investments

March 31, 2024

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.32%
Australia - 3.13%
BHP Group Ltd.	151,572	$4,372,621
Rio Tinto Ltd.	56,527	4,485,118
Sonic Healthcare Ltd.	15,723	301,331
		9,159,070

Brazil - 1.65%
Petroleo Brasileiro SA	632,565	4,834,353

Canada - 0.76%
BCE, Inc.	2,679	91,033
Power Corp. of Canada	75,514	2,117,324
		2,208,357

Finland - 0.96%
UPM-Kymmene Oyj	84,521	2,814,905

France - 11.93%
BNP Paribas	140,729	9,999,258
Compagnie de Saint-Gobain SA	87,869	6,818,803
Compagnie Generale des Etablissements Michelin	176,137	6,749,724
Sanofi	2,871	281,738
TotalEnergies SE - Sponsored ADR	114,207	7,860,868
Veolia Environnement	97,979	3,184,891
		34,895,282

Germany - 9.51%
Deutsche Post AG	37,712	1,623,971
Deutsche Telekom AG	171,755	4,169,215
Mercedes-Benz Group AG	93,493	7,444,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,728	6,210,824
Siemens AG	43,804	8,362,792
		27,811,665

Ireland - 1.80%
Smurfit Kappa Group PLC	115,671	5,274,960

Italy - 0.35%
Enel SpA	155,683	1,027,742

	Shares	Value (Note 2)
Japan - 25.93%
Komatsu Ltd.	348,978	$10,288,603
MS&AD Insurance Group Holdings, Inc.	697,224	12,272,119
Nippon Telegraph and Telephone Corp.	8,234,025	9,790,755
SoftBank Corp.	716,635	9,188,721
Tokio Marine Holdings, Inc.	442,847	13,822,513
Tokyo Electron Ltd.	25,453	6,601,168
Toyota Motor Corp.	552,650	13,894,741
		75,858,620

Mexico - 5.62%
Coca-Cola FEMSA, SAB de C.V.	841,641	8,108,347
TF Administradora Industrial S de RL de CV	3,052,272	8,324,462
		16,432,809

Netherlands - 2.31%
NN Group N.V.	146,503	6,767,926

Norway - 1.52%
DNB Bank ASA	224,187	4,441,820

Singapore - 3.04%
CapitaLand Ascendas REIT	489,709	1,004,624
United Overseas Bank Ltd.	362,841	7,876,223
		8,880,847

Spain - 0.39%
Iberdrola Sociedad Anonima	90,829	1,126,409

Sweden - 3.91%
Svenska Handelsbanken AB	485,991	4,914,847
Aktiebolaget Volvo	240,985	6,531,180
		11,446,027

Switzerland - 6.66%
Julius Baer Group Ltd.	28,378	1,638,772
Nestle SA	42,115	4,471,377
Novartis AG - ADR	52,135	5,043,018
Roche Holding AG	11,042	2,812,383
Zurich Insurance Group Ltd.	10,250	5,527,055
		19,492,605

See Notes to Schedules of Investments

Cullen International High Dividend Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 5.54%
Ase Technology Holding Co. Ltd.	2,030,200	$9,832,706
Quanta Computer, Inc.	730,005	6,386,845
		16,219,551

United Kingdom - 10.31%
3i Group PLC	189,738	6,726,922
BAE Systems PLC	630,307	10,735,824
British American Tobacco PLC - Sponsored ADR	32,345	986,522
Coca-Cola Europacific Partners PLC	69,760	4,879,712
Diageo PLC	1,395	51,509
Glencore PLC	66,346	364,514
Shell PLC	182,218	6,037,136
Tesco PLC	105,049	393,254
		30,175,393

TOTAL COMMON STOCKS (Cost $203,091,705)		278,868,341

PREFERRED STOCKS - 3.52%
South Korea - 3.52%
Samsung Electronics Co., Ltd.	205,977	10,281,638

TOTAL PREFERRED STOCKS (Cost $8,779,630)		10,281,638

TOTAL INVESTMENTS - 98.84% (Cost $211,871,335)		$289,149,979

Other Assets In Excess of Liabilities - 1.16%		3,405,998

NET ASSETS - 100.00%		$292,555,977

ADR - American Depositary Receipt

PLC – Public Limited Company

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	28.13%	$82,315,603
Industrials	12.84	37,542,370
Consumer Discretionary	9.60	28,089,328
Materials	8.24	24,130,921
Communications	7.95	23,239,724
Technology	7.80	22,820,719
Consumer Staples	6.46	18,890,721
Energy	6.40	18,732,357
Real Estate	3.20	9,329,086
Health Care	2.87	8,438,470
Utilities	1.83	5,339,042
TOTAL COMMON STOCKS	95.32%	278,868,341

PREFERRED STOCKS
Technology	3.52	10,281,638
TOTAL PREFERRED STOCKS	3.52%	10,281,638

TOTAL INVESTMENTS	98.84	289,149,979
Other Assets In Excess of Liabilities	1.16	3,405,998
NET ASSETS	100.00%	$292,555,977

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.38%
Banking - 9.48%
Bank of America Corp.	449,300	$17,037,456
Citigroup, Inc.	217,500	13,754,700
JPMorgan Chase & Co.	164,736	32,996,621
Truist Financial Corp.	316,900	12,352,762
		76,141,539

Consumer Staple Products - 9.82%
Altria Group, Inc.	240,684	10,498,636
Diageo PLC - Sponsored ADR	83,667	12,444,630
Kenvue, Inc.	609,200	13,073,432
Philip Morris International, Inc.	237,304	21,741,792
Unilever PLC - Sponsored ADR	420,612	21,110,516
		78,869,006

Financial Services - 3.08%
Morgan Stanley	262,410	24,708,526

Health Care - 11.86%
Johnson & Johnson	148,146	23,435,216
Medtronic PLC	158,962	13,853,538
Merck & Co., Inc.	169,843	22,410,784
Novartis AG - ADR	211,900	20,497,087
Pfizer, Inc.	543,842	15,091,615
		95,288,240

Industrial Products - 10.54%
General Dynamics Corp.	78,422	22,153,431
Johnson Controls International PLC	311,805	20,367,103
Raytheon Technologies Corp.	227,787	22,216,066
Siemens AG - Sponsored ADR	208,521	19,899,159
		84,635,759

Industrial Services - 1.36%
United Parcel Service, Inc., Class B	73,400	10,909,442

Insurance - 5.47%
Chubb Ltd.	96,500	25,006,045
Travelers Cos., Inc.	82,291	18,938,451
		43,944,496

Materials - 2.26%
Dow, Inc.	313,733	18,174,553

	Shares	Value (Note 2)
Media - 2.93%
Comcast Corp., Class A	543,056	$23,541,478

Oil & Gas - 8.62%
Chevron Corp.	140,013	22,085,650
ConocoPhillips	190,389	24,232,712
Exxon Mobil Corp.	196,757	22,871,034
		69,189,396

Real Estate - 4.57%
Crown Castle, Inc.	115,240	12,195,849
Healthpeak Properties, Inc.	593,900	11,135,625
VICI Properties, Inc.	450,000	13,405,500
		36,736,974

Retail & Wholesale - Discretionary - 5.95%
Genuine Parts Co.	144,175	22,337,033
Lowe's Cos., Inc.	99,864	25,438,356
		47,775,389

Retail & Wholesale - Staples - 2.71%
Target Corp.	122,957	21,789,210

Software & Tech Services - 2.87%
Microsoft Corp.	54,681	23,005,390

Tech Hardware & Semiconductors - 7.49%
Broadcom, Inc.	16,058	21,283,434
Cisco Systems, Inc.	418,573	20,890,979
Intel Corp.	407,279	17,989,513
		60,163,926

Telecommunications - 3.45%
AT&T, Inc.	850,681	14,971,985
BCE, Inc.	375,659	12,764,893
		27,736,878

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Utilities - 4.92%
Duke Energy Corp.	178,400	$17,253,064
NextEra Energy, Inc.	348,828	22,293,597
		39,546,661

TOTAL COMMON STOCKS (Cost $398,060,924)		782,156,863

TOTAL INVESTMENTS - 97.38% (Cost $398,060,924)		$782,156,863

Other Assets In Excess of Liabilities - 2.62%		21,035,266

NET ASSETS - 100.00%		$803,192,129

ADR - American Depositary Receipt

PLC – Public Limited Company

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	18.03%	$144,794,561
Consumer Staples	12.53	100,658,216
Industrials	11.90	95,545,201
Health Care	11.86	95,288,240
Technology	10.36	83,169,316
Energy	8.62	69,189,396
Communications	6.38	51,278,356
Consumer Discretionary	5.95	47,775,389
Utilities	4.92	39,546,661
Real Estate	4.57	36,736,974
Materials	2.26	18,174,553
TOTAL COMMON STOCKS	97.38%	782,156,863

TOTAL INVESTMENTS	97.38	782,156,863
Other Assets In Excess of Liabilities	2.62	21,035,266
NET ASSETS	100.00%	$803,192,129

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.78%
Banking - 18.66%
Ameris Bancorp	6,995	$338,418
Enterprise Financial Services Corp.	7,372	299,008
First Horizon Corp.	31,661	487,579
First Interstate BancSystem, Inc.	6,437	175,151
Premier Financial Corp.	19,632	398,530
Simmons First National Corp., Class A	15,458	300,813
SouthState Corp.	2,770	235,533
		2,235,032

Consumer Discretionary Products - 10.97%
Carter's, Inc.	3,375	285,795
Crocs, Inc.(a)	4,456	640,773
Standard Motor Products, Inc.	2,849	95,584
Under Armour, Inc., Class C(a)	40,785	291,205
		1,313,357

Consumer Discretionary Services - 6.89%
Denny's Corp.(a)	46,010	412,249
Marriott Vacations Worldwide Corp.	3,827	412,283
		824,532

Consumer Staple Products - 1.30%
Vector Group Ltd.	14,163	155,227

Financial Services - 11.93%
LendingTree, Inc.(a)	20,902	884,990
LoanDepot, Inc.(a)	118,291	306,374
PennyMac Financial Services, Inc.	2,608	237,563
		1,428,927

Health Care - 3.62%
Haemonetics Corp.(a)	2,601	221,995
Varex Imaging Corp.(a)	11,661	211,064
		433,059

Industrial Products - 4.97%
Spirit AeroSystems Holdings, Inc., Class A(a)	9,646	347,931
Terex Corp.	3,844	247,554
		595,485

	Shares	Value (Note 2)
Industrial Services - 8.95%
BGSF, Inc.	26,095	$271,649
Forrester Research, Inc.(a)	7,095	152,968
Great Lakes Dredge & Dock Corp.(a)	46,584	407,610
Korn Ferry	3,650	240,024
		1,072,251

Materials - 3.18%
Ecovyst, Inc.(a)	21,808	243,159
Huntsman Corp.	5,297	137,881
		381,040

Oil & Gas - 13.29%
Civitas Resources, Inc.	3,929	298,250
Coterra Energy, Inc.	10,675	297,619
Helmerich & Payne, Inc.	4,155	174,759
Select Water Solutions, Inc.	27,475	253,594
Sitio Royalties Corp., Class A	9,276	229,303
Viper Energy, Inc.	8,799	338,410
		1,591,935

Real Estate - 10.28%
Cousins Properties, Inc.	20,143	484,238
Douglas Elliman, Inc.	83,816	132,429
Highwoods Properties, Inc.	14,102	369,190
RLJ Lodging Trust	20,742	245,171
		1,231,028

Software & Tech Services - 3.00%
Unisys Corp.(a)	36,420	178,822
The Western Union Co.	12,939	180,887
		359,709

Utilities - 2.74%
Portland General Electric Co.	7,826	328,692

TOTAL COMMON STOCKS (Cost $9,940,638)		11,950,274
TOTAL INVESTMENTS - 99.78% (Cost $9,940,638)		$11,950,274

Other Assets In Excess of Liabilities - 0.22%		26,142

NET ASSETS - 100.00%		$11,976,416

(a)	Non-income producing security.

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	32.10%	$3,844,846
Consumer Discretionary	17.86	2,137,889
Industrials	13.92	1,667,736
Energy	13.29	1,591,935
Real Estate	10.28	1,231,028
Health Care	3.62	433,059
Materials	3.18	381,040
Utilities	2.74	328,692
Technology	1.49	178,822
Consumer Staples	1.30	155,227
TOTAL COMMON STOCKS	99.78%	11,950,274

TOTAL INVESTMENTS	99.78	11,950,274
Other Assets In Excess of Liabilities	0.22	26,142
NET ASSETS	100.00%	$11,976,416

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Value Fund

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.88%
Banking - 10.60%
Bank of America Corp.	21,429	$812,587
Citigroup, Inc.	12,716	804,160
JPMorgan Chase & Co.	4,363	873,909
		2,490,656

Consumer Discretionary Products - 4.21%
BorgWarner, Inc.	12,900	448,146
Mercedes-Benz Group AG	27,200	541,008
		989,154

Consumer Staple Products - 7.03%
Kenvue, Inc.	20,329	436,260
Mondelez International, Inc.	8,495	594,650
Unilever PLC - Sponsored ADR	12,393	622,005
		1,652,915

Financial Services - 4.75%
American Express Co.	1,759	400,507
Morgan Stanley	7,604	715,992
		1,116,499

Health Care - 16.34%
Bristol-Myers Squibb Co.	10,652	577,658
Cigna Group	2,202	799,744
Johnson & Johnson	4,375	692,081
Medtronic PLC	7,005	610,486
Merck & Co., Inc.	5,697	751,719
Pfizer, Inc.	14,674	407,204
		3,838,892

Industrial Products - 12.44%
Boeing Co.(a)	2,417	466,457
General Dynamics Corp.	2,325	656,789
Johnson Controls International PLC	5,929	387,282
Raytheon Technologies Corp.	6,897	672,665
Sensata Technologies Holding PLC	6,100	224,114
Siemens AG - Sponsored ADR	5,400	515,322
		2,922,629

Industrial Services - 2.11%
Canadian National Railway Co.	3,774	497,074

Insurance - 6.39%
Allstate Corp.	4,396	760,552
Chubb Ltd.	2,860	741,112
		1,501,664

	Shares	Value (Note 2)
Materials - 4.37%
Axalta Coating Systems Ltd.(a)	14,400	$495,216
Packaging Corp. of America	2,800	531,384
		1,026,600

Media - 4.72%
Comcast Corp., Class A	14,300	619,905
Walt Disney Co.	3,992	488,461
		1,108,366

Oil & Gas - 5.76%
Chevron Corp.	4,044	637,900
ConocoPhillips	5,621	715,441
		1,353,341

Retail & Wholesale - Discretionary - 3.41%
Lowe's Cos., Inc.	3,145	801,126

Retail & Wholesale - Staples - 1.95%
Archer-Daniels-Midland Co.	7,300	458,513

Software & Tech Services - 3.22%
Oracle Corp.	6,019	756,047

Tech Hardware & Semiconductors - 9.49%
Applied Materials, Inc.	4,157	857,298
Arrow Electronics, Inc.(a)	5,622	727,824
Cisco Systems, Inc.	12,901	643,889
		2,229,011

Telecommunications - 2.09%
Verizon Communications, Inc.	11,700	490,932

TOTAL COMMON STOCKS (Cost $13,758,901)		23,233,419
TOTAL INVESTMENTS - 98.88% (Cost $13,758,901)		$23,233,419

Other Assets In Excess of Liabilities - 1.12%		264,122

NET ASSETS - 100.00%		$23,497,541

(a)	Non-income producing security.

ADR - American Depositary Receipt

PLC – Public Limited Company

See Notes to Schedules of Investments

Cullen Value Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	21.74%	$5,108,819
Health Care	16.34	3,838,892
Industrials	14.55	3,419,703
Technology	12.71	2,985,058
Consumer Staples	8.98	2,111,428
Consumer Discretionary	7.62	1,790,280
Communications	6.81	1,599,298
Energy	5.76	1,353,341
Materials	4.37	1,026,600
TOTAL COMMON STOCKS	98.88%	23,233,419

TOTAL INVESTMENTS	98.88	23,233,419
Other Assets In Excess of Liabilities	1.12	264,122
NET ASSETS	100.00%	$23,497,541

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.93%
Brazil - 3.95%
Petroleo Brasileiro SA	2,264,319	$17,304,970
SLC Agricola SA	2,745,232	10,826,792
Vale SA	55,755	678,567
		28,810,329

Cayman Islands - 2.57%
Trip.com Group Ltd.(a)	425,200	18,753,151

China - 9.73%
Alibaba Group Holding Ltd.	540,000	4,846,746
BYD Co. Ltd.	464,200	11,956,550
China Construction Bank Corp.	8,124,300	4,899,347
China Merchants Bank Co. Ltd.	9,000	35,589
Contemporary Amperex Technology Co. Ltd.	762,970	19,928,671
Longfor Group Holdings Ltd.(b)(c)	96,000	135,655
Tencent Holdings Ltd.	303,000	11,760,902
Zijin Mining Group Co. Ltd.	8,704,000	17,370,412
		70,933,872

Greece - 7.27%
Eurobank Ergasias Services and Holdings SA(a)	9,641,826	18,536,572
Mytilineos SA	445,110	17,172,254
OPAP SA	960,490	17,284,281
		52,993,107

Hong Kong - 3.02%
AIA Group Ltd.	1,362,024	9,144,663
BOC Aviation Ltd.(b)(c)	704,020	5,423,910
CIMC Enric Holdings Ltd.	2,430,100	2,471,425
Xinyi Glass Holdings Ltd.	4,712,900	4,991,752
		22,031,750

India - 13.71%
ICICI Bank Ltd. - Sponsored ADR	773,770	20,435,266
NHPC Ltd.	9,013,000	9,693,547
Oil and Natural Gas Corp. Ltd.	3,256,000	10,464,564
Power Grid Corp. of India Ltd.	3,665,500	12,169,623
PowerGrid Infrastructure Investment Trust(b)(c)	2,961,600	3,363,126
REC Ltd.	2,331,390	12,607,019
RITES Ltd.	53,023	422,010
State Bank of India	2,103,000	18,970,559
Tata Steel Ltd.	6,361,000	11,886,476
		100,012,190

	Shares	Value (Note 2)
Indonesia - 3.03%
Bank Rakyat Indonesia Persero Tbk PT	57,664,744	$22,003,892
Telkom Indonesia Persero Tbk PT	566,000	123,874
		22,127,766

Kazakhstan - 3.82%
Kaspi.kz Joint Stock Co. - GDR	216,736	27,880,919

Luxembourg - 1.53%
Samsonite International SA(a)(b)(c)	2,950,500	11,158,288

Mexico - 12.65%
Arca Continental, SAB de C.V.	1,446,481	15,812,144
Banco del Bajio SA(b)(c)	1,171,498	4,551,539
Coca-Cola FEMSA, SAB de C.V.	1,584,410	15,264,165
Grupo Financiero Banorte, S.A.B. de C.V.	1,617,307	17,186,288
TF Administradora Industrial S de RL de CV	7,507,031	20,473,926
Prologis Property Mexico, SA de C.V.	4,348,485	18,969,120
		92,257,182

Panama - 0.29%
Copa Holdings, SA, Class A	20,185	2,102,470

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(a)(c)	25,467	0

Saudi Arabia - 1.17%
Saudi Arabian Oil Co.(b)(c)	1,037,000	8,502,266

Singapore - 0.20%
CapitaLand India Trust	1,847,000	1,436,290

South Africa - 0.00%
Anglo American PLC	1	25

South Korea - 10.99%
Hyundai Motor Co.	116,700	20,544,401
KB Financial Group, Inc.	266,000	13,890,288
KT&G Corp.	99,000	6,890,473
Macquarie Korea Infrastructure Fund	904,821	8,616,383
Samsung Electronics Co., Ltd.	502,800	30,177,337
		80,118,882

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 13.28%
Ase Technology Holding Co. Ltd.	4,640,728	$22,476,068
MediaTek, Inc.	610,869	22,141,580
Quanta Computer, Inc.	1,979,000	17,314,356
SINBON Electronics Co. Ltd.	7,000	61,243
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	189,850	25,829,093
Unimicron Technology Corp.	118,380	702,804
Wiwynn Corp.	122,110	8,355,989
		96,881,133

United Arab Emirates - 2.96%
Air Arabia PJSC	6,093,000	4,595,986
Aldar Properties PJSC	5,297,000	7,962,268
Emaar Development PJSC	3,917,800	8,748,304
Emaar Properties PJSC	142,000	315,148
		21,621,706

United Kingdom - 1.75%
Airtel Africa PLC(b)(c)	4,760,170	6,356,506
Endeavour Mining PLC	71,534	1,453,336
Glencore PLC	898,890	4,938,619
		12,748,461

United States of America - 0.03%
Laureate Education, Inc.	12,830	187,147

Vietnam - 1.98%
Gemadept Corp.	2,675,700	8,633,031
Ho Chi minh City Securities Corp.	4,781,200	5,794,517
		14,427,548

TOTAL COMMON STOCKS (Cost $529,895,205)		684,984,482

PARTICIPATORY NOTES - 2.87%
China - 2.87%
Midea Group Co. Ltd.	2,347,013	20,971,500

TOTAL PARTICIPATORY NOTES (Cost $18,226,188)		20,971,500

	Shares	Value (Note 2)
PREFERRED STOCKS - 2.01%
Brazil - 2.01%
Itau Unibanco Holding SA	2,116,410	$14,663,885

TOTAL PREFERRED STOCKS (Cost $12,619,845)		14,663,885
TOTAL INVESTMENTS - 98.81% (Cost $560,741,238)		$720,619,867

Other Assets In Excess of Liabilities - 1.19%		8,646,997

NET ASSETS - 100.00%		$729,266,864

(a)	Non-income producing security.
(b)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2024, these securities had an aggregate value of $39,491,290 or 5.42% of net assets.

(c)

Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2024, the aggregate market value of these securities was $39,491,290, representing 5.42% of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	22.22%	$162,095,832
Technology	21.24	154,939,389
Consumer Discretionary	11.63	84,730,564
Real Estate	8.42	61,403,837
Consumer Staples	6.70	48,793,574
Materials	5.67	41,319,187
Utilities	5.36	39,035,424
Energy	5.31	38,743,225
Industrials	4.89	35,682,168
Communications	2.49	18,241,282
TOTAL COMMON STOCKS	93.93%	684,984,482

PARTICIPATORY NOTES
Consumer Discretionary	2.87	20,971,500
TOTAL PARTICIPATORY NOTES	2.87%	20,971,500

PREFERRED STOCKS
Financials	2.01	14,663,885
TOTAL PREFERRED STOCKS	2.01%	14,663,885

TOTAL INVESTMENTS	98.81	720,619,867
Other Assets In Excess of Liabilities	1.19	8,646,997
NET ASSETS	100.00%	$729,266,864

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

Schedule of Investments

March 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 97.47%
Banking - 8.39%
Bank of America Corp.(a)	135,580	$5,141,193
JPMorgan Chase & Co.	18,149	3,635,245
Truist Financial Corp.	132,620	5,169,528
		13,945,966

Consumer Staple Products - 15.50%
Altria Group, Inc.	98,851	4,311,881
Conagra Brands, Inc.(a)	196,459	5,823,045
Kellanova	85,135	4,877,384
Kenvue, Inc.	252,643	5,421,719
Philip Morris International, Inc.	58,220	5,334,116
		25,768,145

Financial Services - 3.12%
Morgan Stanley(a)	55,100	5,188,216

Health Care - 13.88%
Baxter International, Inc.	121,272	5,183,165
Bristol-Myers Squibb Co.	114,622	6,215,951
Medtronic PLC	73,058	6,367,005
Novartis AG - ADR	54,783	5,299,160
		23,065,281

Industrial Products - 7.32%
General Dynamics Corp.	11,832	3,342,422
Johnson Controls International PLC(a)	57,522	3,757,337
Raytheon Technologies Corp.(a)	51,865	5,058,393
		12,158,152

Industrial Services - 1.83%
United Parcel Service, Inc., Class B	20,482	3,044,240

Insurance - 2.06%
Travelers Cos., Inc.	14,860	3,419,880

Materials - 4.35%
Dow, Inc.(a)	71,197	4,124,442
Rio Tinto PLC - Sponsored ADR(a)	48,748	3,107,198
		7,231,640

Media - 2.89%
Comcast Corp., Class A	110,639	4,796,201

	Shares	Value (Note 2)
Oil & Gas - 10.83%
Chevron Corp.	37,040	$5,842,689
EOG Resources, Inc.	53,900	6,890,576
Exxon Mobil Corp.	45,316	5,267,532
		18,000,797

Real Estate - 6.61%
Healthpeak Properties, Inc.	275,355	5,162,906
VICI Properties, Inc.	195,663	5,828,801
		10,991,707

Retail & Wholesale - Discretionary - 1.10%
Genuine Parts Co.	11,782	1,825,385

Software & Tech Services - 1.49%
International Business Machines Corp.	12,995	2,481,525

Tech Hardware & Semiconductors - 3.97%
Cisco Systems, Inc.(a)	132,200	6,598,102

Telecommunications - 6.48%
BCE, Inc.	122,287	4,155,312
Verizon Communications, Inc.	157,534	6,610,127
		10,765,439

Utilities - 7.65%
Duke Energy Corp.	62,511	6,045,439
PPL Corp.	242,029	6,663,058
		12,708,497

TOTAL COMMON STOCKS (Cost $157,230,838)		161,989,173
TOTAL INVESTMENTS - 97.47% (Cost $157,230,838)		$161,989,173

Other Assets In Excess of Liabilities - 2.53%		4,197,830

NET ASSETS - 100.00%		$166,187,003

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2024.

ADR - American Depositary Receipt

PLC – Public Limited Company

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

Schedule of Investments

March 31, 2024 (Continued) (Unaudited)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.39%)
Bank of America Corp., Expires April 2024, Exercise Price $39.00	$(5,138,160)	(1,355)	$(66,395)
Conagra Brands, Inc., Expires April 2024, Exercise Price $29.00	(2,907,684)	(981)	(103,005)
Conagra Brands, Inc., Expires April 2024, Exercise Price $30.50	(2,913,612)	(983)	(32,793)
Cisco Systems, Inc., Expires April 2024, Exercise Price $50.00	(2,680,167)	(537)	(27,924)
Dow, Inc., Expires April 2024, Exercise Price $59.00	(4,118,823)	(711)	(38,394)
Johnson Controls International PLC, Expires April 2024, Exercise Price $65.00	(3,755,900)	(575)	(79,350)
Morgan Stanley, Expires April 2024, Exercise Price $93.00	(5,188,216)	(551)	(176,320)
Rio Tinto PLC - Sponsored ADR, Expires April 2024, Exercise Price $65.00	(1,555,256)	(244)	(24,400)
Raytheon Technologies Corp., Expires April 2024, Exercise Price $97.00	(5,052,054)	(518)	(104,118)

TOTAL WRITTEN OPTIONS (Premiums received $417,858)			$(652,699)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Consumer Staples	15.50%	$25,768,145
Health Care	13.88	23,065,281
Financials	13.57	22,554,062
Energy	10.83	18,000,797
Communications	9.37	15,561,640
Industrials	9.15	15,202,392
Utilities	7.65	12,708,497
Real Estate	6.61	10,991,707
Technology	5.46	9,079,627
Materials	4.35	7,231,640
Consumer Discretionary	1.10	1,825,385
TOTAL COMMON STOCKS	97.47%	161,989,173

TOTAL INVESTMENTS	97.47	161,989,173
Other Assets In Excess of Liabilities	2.53	4,197,830
NET ASSETS	100.00%	$166,187,003

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Funds

Notes to Schedules of Investments

March 31, 2024 (Unaudited)

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

NOTE 2 - VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2023, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Cullen Funds

Notes to Schedules of Investments

March 31, 2024 (Unaudited) (Continued)

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

Cullen Funds

Notes to Schedules of Investments

March 31, 2024 (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2024 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$278,868,341	$–	$–	$278,868,341
Preferred Stocks	10,281,638	–	–	10,281,638
Total	$289,149,979	$–	$–	$289,149,979

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$782,156,863	$–	$–	$782,156,863
Total	$782,156,863	$–	$–	$782,156,863

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$11,950,274	$–	$–	$11,950,274
Total	$11,950,274	$–	$–	$11,950,274

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$23,233,419	$–	$–	$23,233,419
Total	$23,233,419	$–	$–	$23,233,419

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$684,984,482	$–	$–	$684,984,482
Participatory Notes(b)	–	20,971,500	–	20,971,500
Preferred Stocks	14,663,885	–	–	14,663,885
Total	$699,648,367	$20,971,500	$–	$720,619,867

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$161,989,173	$–	$–	$161,989,173
Total	$161,989,173	$–	$–	$161,989,173
Other Financial Instruments(c)
Written Options	$(652,699)	$–	$–	$(652,699)
Total	$(652,699)	$–	$–	$(652,699)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

NOTE 3 - FOREIGN INVESTMENT RISK

The Funds invest in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.